Schedule of effective income tax rate (Details)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Singapore statutory income tax rate		17.00%	17.00%	17.00%
Tax rate difference outside Singapore (1)		1.70%	(16.60%)	(14.20%)
Taxable income below exemption threshold		0.00%	0.00%	0.00%
Change in valuation allowance		(1.00%)	(0.40%)	(1.90%)
Others	[1]	(17.70%)	0.00%	(0.80%)
Effective tax rate		0.00%	0.00%	0.10%

[1]	Others mainly consisted of impairment loss of $14,755,560 on intangible assets from the Company’s subsidiary CK Health, which is non-deductible under local tax law.